Provision for Employee Benefits (Details) - Schedule of Defined Benefit Obligation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Defined Benefit Obligation Abstract
2024		$ 362,284
2025		321,130
2026		276,878
2027		360,796
2028		248,829
2029		252,801
2030		356,732
2031		548,682
2032		253,819
2033		212,944
2034-2048	311,388	13,008,757
>2048	$ 286,118	$ 8,081,234